Shareholder Report, Line Graph (Details) - USD ($)							3 Months Ended	7 Months Ended		8 Months Ended	12 Months Ended
	Nov. 02, 2023	Mar. 01, 2022	Aug. 01, 2019	Apr. 01, 2019	Apr. 10, 2017	Oct. 31, 2014	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2017	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000017045 [Member]
Account Value [Line Items]
Accumulated Value						$ 10,000						$ 19,280	$ 15,623	$ 14,850	$ 17,879	$ 14,495	$ 13,479	$ 12,054	$ 11,850	$ 10,415	$ 10,098
C000017047 [Member]
Account Value [Line Items]
Accumulated Value						10,000						19,672	15,903	15,087	18,126	14,667	13,612	12,150	11,921	10,457	10,119
C000189734 [Member]
Account Value [Line Items]
Accumulated Value					$ 10,000				$ 10,721			17,686	14,305	13,570	16,302	13,192	12,243	10,927
C000017101 [Member]
Account Value [Line Items]
Accumulated Value						10,000						38,944	28,337	23,522	32,786	22,822	18,013	15,481	14,045	10,951	10,907
C000017103 [Member]
Account Value [Line Items]
Accumulated Value						10,000						39,738	28,855	23,902	33,260	23,105	18,203	15,609	14,131	10,999	10,930
C000189744 [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,490			32,646	23,671	19,578	27,199	18,871	14,842	12,709
C000017102 [Member]
Account Value [Line Items]
Accumulated Value						9,425						35,799	26,113	21,727	30,371	21,192	16,768	14,448	13,142	10,271	10,253
C000088050 [Member]
Account Value [Line Items]
Accumulated Value						10,000						35,239	25,899	21,715	30,573	21,496	17,138	14,872	13,629	10,733	10,795
C000017105 [Member]
Account Value [Line Items]
Accumulated Value						10,000						37,041	27,086	22,601	31,661	22,150	17,569	15,174	13,838	10,843	10,850
C000189743 [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,480			32,278	23,438	19,419	27,017	18,768	14,785	12,680
C000131599 [Member]
Account Value [Line Items]
Accumulated Value						10,000						40,337	29,248	24,195	33,608	23,314	18,339	15,700	14,195	11,029	10,946
C000236113 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000								$ 8,259		13,928	10,042
C000017106 [Member]
Account Value [Line Items]
Accumulated Value						10,000						27,216	19,368	19,347	27,901	19,852	15,882	13,550	12,644	10,469	10,711
C000017108 [Member]
Account Value [Line Items]
Accumulated Value						10,000						27,758	19,721	19,664	28,291	20,097	16,045	13,656	12,720	10,511	10,733
C000189746 [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,029			24,324	17,250	17,178	24,674	17,502	13,953	11,857
C000017107 [Member]
Account Value [Line Items]
Accumulated Value						9,425						25,012	17,854	17,877	25,835	18,438	14,783	12,645	11,830	9,819	10,074
C000017109 [Member]
Account Value [Line Items]
Accumulated Value						10,000						24,629	17,696	17,869	26,013	18,697	15,112	13,021	12,269	10,260	10,609
C000055524 [Member]
Account Value [Line Items]
Accumulated Value						10,000						25,881	18,520	18,592	26,938	19,269	15,493	13,281	12,456	10,366	10,660
C000189745 [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,018			24,052	17,090	17,033	24,506	17,408	13,898	11,828
C000129042 [Member]
Account Value [Line Items]
Accumulated Value						10,000						28,182	19,986	19,902	28,587	20,277	16,166	13,737	12,778	10,541	10,748
C000236114 [Member]
Account Value [Line Items]
Accumulated Value		10,000								8,743		12,543	8,841
C000017053 [Member]
Account Value [Line Items]
Accumulated Value						10,000						38,836	28,401	24,514	32,114	22,836	18,110	15,614	14,332	11,203	11,093
C000017055 [Member]
Account Value [Line Items]
Accumulated Value						10,000						39,622	28,915	24,911	32,567	23,113	18,292	15,739	14,420	11,248	11,116
C000189738 [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,462			31,833	23,196	19,955	26,047	18,458	14,585	12,533
C000017054 [Member]
Account Value [Line Items]
Accumulated Value						9,425						35,701	26,170	22,650	29,744	21,206	16,859	14,572	13,410	10,507	10,431
C000017058 [Member]
Account Value [Line Items]
Accumulated Value						10,000						35,145	25,955	22,631	29,943	21,506	17,226	15,002	13,908	10,981	10,983
C000017059 [Member]
Account Value [Line Items]
Accumulated Value						10,000						36,951	27,158	23,559	31,017	22,168	17,667	15,309	14,121	11,092	11,039
C000189737 [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,452			31,456	22,956	19,775	25,855	18,348	14,523	12,498
C000131597 [Member]
Account Value [Line Items]
Accumulated Value						10,000						40,222	29,308	25,212	32,910	23,322	18,430	15,835	14,484	11,282	11,131
C000247666 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000										$ 13,380
C000017049 [Member]
Account Value [Line Items]
Accumulated Value						10,000						28,316	21,007	22,306	30,437	21,967	16,588	14,680	13,482	10,109	10,187
C000017048 [Member]
Account Value [Line Items]
Accumulated Value						10,000						28,866	21,371	22,642	30,843	22,219	16,736	14,790	13,546	10,146	10,200
C000189736 [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,567			24,905	18,414	19,479	26,486	19,051	14,329	12,642
C000017050 [Member]
Account Value [Line Items]
Accumulated Value						9,425						26,037	19,363	20,610	28,188	20,394	15,434	13,692	12,607	9,478	9,575
C000017052 [Member]
Account Value [Line Items]
Accumulated Value						10,000						25,613	19,193	20,592	28,379	20,686	15,770	14,100	13,077	9,907	10,076
C000055516 [Member]
Account Value [Line Items]
Accumulated Value						10,000						26,926	20,081	21,417	29,386	21,313	16,170	14,388	13,271	10,008	10,129
C000189735 [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,556			24,627	18,227	19,322	26,309	18,949	14,275	12,609
C000131596 [Member]
Account Value [Line Items]
Accumulated Value						10,000						29,312	21,668	22,923	31,172	22,420	16,869	14,875	13,610	10,177	10,215
C000212512 [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000				$ 10,522				19,050	13,969	14,664	19,774	14,109
C000017094 [Member]
Account Value [Line Items]
Accumulated Value						10,000						31,322	23,645	21,642	26,167	18,235	16,379	14,108	13,234	10,453	10,351
C000017095 [Member]
Account Value [Line Items]
Accumulated Value						10,000						31,950	24,065	21,985	26,529	18,451	16,540	14,214	13,309	10,489	10,366
C000189742 [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,440			27,742	20,866	19,033	22,935	15,926	14,258	12,233
C000017096 [Member]
Account Value [Line Items]
Accumulated Value						9,425						28,793	21,783	19,991	24,232	16,930	15,243	13,162	12,380	9,799	9,728
C000017098 [Member]
Account Value [Line Items]
Accumulated Value						10,000						28,337	21,601	19,975	24,395	17,171	15,578	13,549	12,841	10,241	10,242
C000017099 [Member]
Account Value [Line Items]
Accumulated Value						10,000						29,796	22,605	20,795	25,269	17,699	15,978	13,827	13,040	10,347	10,301
C000189741 [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,427			27,432	20,661	18,875	22,779	15,843	14,203	12,206
C000212514 [Member]
Account Value [Line Items]
Accumulated Value				10,000				10,895				21,201	15,944	14,545	17,527	12,169
C000212513 [Member]
Account Value [Line Items]
Accumulated Value				10,000				10,923				21,729	16,271	14,776	17,725	12,257
C000017060 [Member]
Account Value [Line Items]
Accumulated Value						10,000						43,383	30,509	26,322	36,816	25,442	18,468	16,223	14,301	10,965	10,972
C000017062 [Member]
Account Value [Line Items]
Accumulated Value						10,000						44,260	31,061	26,749	37,339	25,752	18,654	16,356	14,387	11,011	10,996
C000189740 [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,693			36,351	25,473	21,903	30,528	21,023	15,206	13,312
C000017061 [Member]
Account Value [Line Items]
Accumulated Value						9,425						39,878	28,115	24,319	34,103	23,625	17,190	15,140	13,380	10,284	10,316
C000017063 [Member]
Account Value [Line Items]
Accumulated Value						10,000						39,256	27,886	24,299	34,331	23,961	17,568	15,590	13,880	10,750	10,863
C000017064 [Member]
Account Value [Line Items]
Accumulated Value						10,000						41,267	29,167	25,293	35,554	24,691	18,012	15,903	14,090	10,859	10,919
C000189739 [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,682			35,944	25,224	21,721	30,318	20,909	15,147	13,281
C000131598 [Member]
Account Value [Line Items]
Accumulated Value						10,000						44,935	31,489	27,071	37,737	25,986	18,795	16,455	14,454	11,045	11,012
C000214991 [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000				$ 10,226					25,172	17,541	14,995	20,778	14,224
S&P 500 [Member]
Account Value [Line Items]
Accumulated Value						10,000						33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520
Bloomberg U.S. Aggregate Bond [Member]
Account Value [Line Items]
Accumulated Value						10,000						11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196
S&P 500 (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,041			27,577	19,981	18,141	21,245	14,865	13,550	11,852
Bloomberg U.S. Aggregate Bond (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000				10,212			11,025	9,974	9,938	11,787	11,843	11,153	10,002
Russell 1000 [Member]
Account Value [Line Items]
Accumulated Value						10,000						33,206	24,050	21,967	26,269	18,305	16,511	14,464	13,520	10,933	10,486
Russell 1000 (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,033			27,098	19,626	17,926	21,437	14,938	13,474	11,803
Russell 1000 (Inception Date 3/1/2022) [Member]
Account Value [Line Items]
Accumulated Value		10,000								9,016		13,628	9,871
Russell 3000 [Member]
Account Value [Line Items]
Accumulated Value						10,000						32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449
Russell 3000 (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,036			26,395	19,147	17,666	21,162	14,706	13,351	11,764
Russell 3000 (Inception Date 3/1/2022) [Member]
Account Value [Line Items]
Accumulated Value		10,000								9,032		13,494	9,788
Russell 1000 (Inception Date 3/13/1997) [Member]
Account Value [Line Items]
Accumulated Value						10,000						33,206	24,050	21,967	26,269	18,305	16,511	14,464	13,520	10,933	10,486
Russell 1000 (Inception Date 11/2/2023) [Member]
Account Value [Line Items]
Accumulated Value	10,000										13,412
Russell 3000 (Inception Date 4/1/2019) [Member]
Account Value [Line Items]
Accumulated Value				10,000				10,633				21,022	15,249	14,070	16,854	11,712
S&P 500 (Inception Date 4/1/2019) [Member]
Account Value [Line Items]
Accumulated Value				10,000				10,713				21,804	15,798	14,343	16,797	11,754
Russell 1000 (Inception Date 8/1/2019) [Member]
Account Value [Line Items]
Accumulated Value			10,000				10,294					20,704	14,995	13,696	16,379	11,413
60% S&P 500/40% Bloomberg U.S. Aggregate Bond [Member]
Account Value [Line Items]
Accumulated Value						10,000						22,652	17,915	16,860	19,772	15,943	14,632	12,876	12,422	10,889	10,413
60% S&P 500/40% Bloomberg U.S. Aggregate Bond (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000				10,696			19,505	15,427	14,518	17,026	13,729	12,600	11,087
Russell 1000 Growth [Member]
Account Value [Line Items]
Accumulated Value						10,000						44,812	31,170	26,204	34,752	24,266	18,779	16,037	14,485	11,167	10,918
Russell 1000 Growth (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,538			35,696	24,829	20,873	27,682	19,330	14,959	12,774
Russell 1000 Growth (Inception Date 3/1/2022) [Member]
Account Value [Line Items]
Accumulated Value		10,000								8,511		14,555	10,124
Russell Midcap Growth [Member]
Account Value [Line Items]
Accumulated Value						10,000						28,880	20,826	20,151	28,358	20,339	16,790	14,118	13,301	10,536	10,494
Russell Midcap Growth (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					10,000				11,378			24,704	17,815	17,238	24,258	17,398	14,363	12,077
Russell Midcap Growth (Inception Date 3/1/2022) [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000								$ 8,716		12,492	9,008
Russell 1000 Growth (Inception Date 3/13/1997) [Member]
Account Value [Line Items]
Accumulated Value						10,000						44,812	31,170	26,204	34,752	24,266	18,779	16,037	14,485	11,167	10,918
Russell 1000 Growth (Inception Date 11/2/2023) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000										$ 13,910
Russell 2000 Growth [Member]
Account Value [Line Items]
Accumulated Value						$ 10,000						21,890	16,037	17,362	23,469	16,951	14,952	14,053	$ 13,495	$ 10,302	$ 10,352
Russell 2000 Growth (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value					$ 10,000				$ 11,426			18,533	13,578	14,700	19,870	14,352	$ 12,659	$ 11,898
Russell 2000 Growth (Inception Date 4/1/2019) [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000				$ 10,049				14,711	10,778	11,668	15,773	11,392
Russell 1000 Growth (Inception Date 8/1/2019) [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000				$ 10,260					$ 24,482	$ 17,029	$ 14,316	$ 18,986	$ 13,258